Income taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expense

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2025	2024	2025	2024

Current income tax expense	(29.3)	(8.1)	(51.8)	(18.6)
Deferred income tax (expense) / benefit	35.7	(3.8)	50.9	(17.7)
Income tax (expense) / benefit	6.4	(11.8)	(0.8)	(36.3)